UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5029

Name of Fund: Legg Mason Income Trust, Inc.

Fund Address: 100 Light Street
              Baltimore, MD  21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Income Trust, Inc.
        100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1 - Report to Shareholders



             ------------------------------------------------------

                                   LEGG MASON
                               INCOME TRUST, INC.

                          U.S. GOVERNMENT INTERMEDIATE
                                INVESTMENT GRADE
                                   HIGH YIELD

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                  JUNE 30, 2003
                               INSTITUTIONAL CLASS

             ------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Semi-Annual Report to Shareholders

To Our Shareholders,


  We are pleased to provide you with Legg Mason Income Trust's semi-annual report, combining reports for the Institutional Classes of the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, and High Yield Portfolio.

  The following table summarizes key statistics for the Institutional Class of each portfolio, as of June 30, 2003:

                                                                                          Net Asset Value
                                          SEC Yield(A)            Average Life               Per Share
                                          ------------            ------------            ---------------
Government Intermediate                     2.36%                  4.48 years                 $10.80
Investment Grade                            3.95%                 10.69 years                 $11.13
High Yield                                  6.95%                  6.24 years                 $ 8.82

  Total returns for the Institutional Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios for the six-month period (not annualized) were +2.53%, +9.51%, and +14.84%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) The Funds' total returns in various periods since their inceptions are shown on the following pages.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

      Sincerely,


      /s/ JOHN F. CURLEY, JR.                          /S/ MARK R. FETTING
      John F. Curley, Jr.                              Mark R. Fetting
      Chairman                                         President

July 24, 2003





---------------

(A) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended June 30, 2003.

Performance Information

Legg Mason Income Trust, Inc.

Total Returns for One Year, Five Years and Life of Class, as of June 30, 2003

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  The Government Intermediate, Investment Grade and High Yield Portfolios each offer two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders.

  The table below does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

  Past performance does not predict future performance.

  The Funds' total returns as of June 30, 2003, were as follows:

                                      U.S. Government    Investment Grade     High
                                     Intermediate-Term        Income          Yield
                                         Portfolio          Portfolio       Portfolio
-------------------------------------------------------------------------------------
Average Annual Total Return
  Institutional Class:
    One Year                               +7.04%            +17.99%         +18.36%
    Five Years                             +6.23%             +8.01%          -1.96%
    Life of Class(A)                       +7.23%             +8.08%          -1.41%

Cumulative Total Return
  Institutional Class:
    One Year                               +7.04%            +17.99%         +18.36%
    Five Years                            +35.31%            +47.03%          -9.43%
    Life of Class(A)                      +81.92%            +79.69%          -7.04%
-------------------------------------------------------------------------------------

---------------

(A) Institutional Class inception dates are:
    U.S. Government Intermediate-Term Portfolio -- December 1, 1994 Investment Grade Income Portfolio -- December 1, 1995
    High Yield Portfolio -- May 5, 1998

Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                Rate           Maturity Date             Par             Value
----------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 101.2%

U.S. Government and Agency Obligations -- 34.4%
  Fixed Rate Securities -- 34.4%
  United States Treasury Notes                  3.000%            11/15/07             $ 20,910        $  21,568
  United States Treasury Notes                  2.625%            5/15/08                   950              959
  United States Treasury Notes                  5.000%            8/15/11                 1,880            2,109
  United States Treasury Notes                  4.875%            2/15/12                74,600           82,922
  United States Treasury Bonds                  5.750%            8/15/10                 3,490            4,085
  United States Treasury Bonds                  8.000%            11/15/21                7,670           11,111
  United States Treasury Bonds                  5.250%            11/15/28               11,560           12,584
                                                                                                       ---------
  Total U.S. Government and Agency
    Obligations (Identified Cost -- $131,256)                                                            135,338
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 66.0%
  Fixed Rate Securities -- 65.7%
  Fannie Mae                                    8.500%        6/1/10 to 8/1/11              231              239
  Fannie Mae                                    6.500%       11/1/10 to 10/1/32          22,257           23,271
  Fannie Mae                                    7.000%        1/1/13 to 1/1/33           27,091           28,538
  Fannie Mae                                    9.500%             7/1/14                   206              230
  Fannie Mae                                   11.000%            12/1/15                   149              167
  Fannie Mae                                    5.500%             9/1/17                 7,264            7,546
  Fannie Mae                                   12.500%        1/1/18 to 4/1/18              220              262
  Fannie Mae                                    5.000%             7/1/18               100,000          103,281(A)
  Fannie Mae                                    9.000%            11/1/21                   358              397
  Fannie Mae                                    6.000%       11/1/27 to 9/1/32            3,574            3,715
  Freddie Mac                                   8.250%             2/1/08                    53               55
  Freddie Mac                                   8.500%       12/1/08 to 6/1/21              314              333
  Freddie Mac                                   9.750%       11/1/09 to 11/1/14              93              103
  Freddie Mac                                   9.000%        1/1/17 to 1/1/21              505              554
  Freddie Mac                                   5.500%        3/1/17 to 8/1/17            7,658            7,943
  Freddie Mac                                   4.500%             7/1/18                60,000           61,238(A)
  Freddie Mac                                   7.000%       1/25/21 to 4/1/32           12,601           13,208
  Freddie Mac                                   8.000%             2/1/31                 1,037            1,110
  Government National Mortgage Association      9.000%       7/15/04 to 9/15/22             904              976
  Government National Mortgage Association      6.000%      5/15/14 to 11/15/32           3,114            3,269
  Government National Mortgage Association      6.500%      10/15/31 to 6/15/32           2,229            2,340
                                                                                                       ---------
                                                                                                         258,775
                                                                                                       ---------

                                                Rate           Maturity Date          Par/Shares         Value
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
  Indexed Securities(B) -- 0.3%
  Government National Mortgage Association      7.313%            6/16/26              $  5,810        $     660(C1)
  Government National Mortgage Association      7.363%            8/16/26                 5,255              623(C1)
                                                                                                       ---------
                                                                                                           1,283
                                                                                                       ---------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $259,299)                                                               260,058
----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 0.2%
  Banking and Finance -- 0.2%
  Household Finance Corporation                 8.000%            7/15/10                   690              856
                                                                                                       ---------
Total Corporate Bonds and Notes (Identified
  Cost -- $733)                                                                                              856
----------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 0.3%
  Fixed Rate Securities -- 0.3%
  Blackrock Capital Finance L.P. 1997-R3        7.220%            11/25/28                1,235            1,258(D)
                                                                                                       ---------
Total Mortgage-Backed Securities (Identified
  Cost -- $1,173)                                                                                          1,258
----------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.3%
  Home Ownership Funding Corporation           13.331%                                        5shs           285(D,E)
  Home Ownership Funding Corporation II        13.338%                                       14              799(D,E)
                                                                                                       ---------
Total Preferred Stocks (Identified
  Cost -- $1,537)                                                                                          1,084
                                                                                                       ---------
Total Long-Term Securities (Identified
  Cost -- $393,998)                                                                                      398,594
----------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 40.3%

U.S. Government and Agency Obligations -- 4.3%
  Fannie Mae                                    0.000%            10/22/03             $  1,900            1,893(F,G)
  Federal Home Loan Bank                        0.000%             7/9/03                 3,800            3,799(F,G)
  Freddie Mac                                   0.000%             7/1/03                 1,400            1,400(F,G)
  Freddie Mac                                   0.000%            7/30/03                 9,700            9,692(F,G)
                                                                                                       ---------
                                                                                                          16,784
                                                                                                       ---------
Options Purchased(H) -- N.M.
  Eurodollar Futures Put, December 2003, Strike Price $98.50                                250(I)             3
                                                                                                       ---------
Repurchase Agreements -- 36.0%
    Deutsche Bank AG
        1.2%, dated 6/30/03, to be repurchased at $25,000 on 7/1/03
        (Collateral: $22,279 Fannie Mae notes, due 1/15/09,
        value $25,536)                                                                   25,000           25,000

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                                                         Par             Value
----------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued

  Lehman Brothers, Inc.
    1.15%, dated 6/30/03, to be repurchased at $50,000 on 7/1/03
    (Collateral: $179,785 Federal Home Loan Bank zero coupon bonds,
    due 9/24/21, value $51,000)                                                        $ 50,000        $  50,000

  Merrill Lynch Government Securities, Inc.
    1.22%, dated 6/30/03, to be repurchased at $67,103 on 7/1/03
    (Collateral: $165,425 Resolution Funding Corp. principal-only securities,
    due 1/15/21, value $68,445)                                                          67,103           67,103
                                                                                                       ---------
                                                                                                         142,103
                                                                                                       ---------
Total Short-Term Securities (Identified Cost -- $158,894)                                                158,890
----------------------------------------------------------------------------------------------------------------
Total Investments -- 141.5% (Identified Cost -- $552,892)                                                557,484
Payable for Securities Purchased -- (41.9)%                                                             (164,973)
Other Assets Less Liabilities -- 0.4%                                                                      1,596
                                                                                                       ---------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
      35,664 Primary Class shares outstanding                                          $381,124
         852 Institutional Class shares outstanding                                       8,788
Undistributed net investment income                                                         178
Accumulated net realized gain/(loss) on investments, options and futures                   (841)
Unrealized appreciation/(depreciation) of investments, options and futures                4,858
                                                                                       --------

NET ASSETS -- 100.0%                                                                                   $ 394,107
                                                                                                       =========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                           $10.79
                                                                                                       =========
  INSTITUTIONAL CLASS                                                                                     $10.80
                                                                                                       =========

                                         Expiration         Actual         Appreciation/
                                            Date           Contracts       (Depreciation)
-----------------------------------------------------------------------------------------
Futures Contracts Purchased(H)
Eurodollar Futures                     December 2003          100              $ 366
U.S. Treasury Note Futures             September 2003         295               (545)
                                                                               -----
                                                                               $(179)
                                                                               -----
Futures Contracts Written(H)
U.S. Treasury Bond Futures             September 2003         148              $ 284
U.S. Treasury Note Futures             September 2003         437                161
                                                                               -----
                                                                               $ 445
                                                                               -----
-----------------------------------------------------------------------------------------

(A) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(B) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of June 30, 2003.

(C) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(D) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.59% of net assets.

(E) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(F) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(G) Collateral to cover futures contracts.

(H) Options and futures are described in more detail in the notes to financial statements.

(I) Par shown represents actual number of contracts.

N.M. -- Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 96.1%

Corporate Bonds and Notes -- 68.0%
  Aerospace/Defense -- 1.4%
  General Dynamics Corporation                             3.000%       5/15/08           $    525       $    528
  Lockheed Martin Corporation                              8.500%       12/1/29              1,200          1,631
  Raytheon Company                                         5.375%        4/1/13                500            529
  Raytheon Company                                         6.400%       12/15/18               840            945
  United Technologies Corporation                          7.500%       9/15/29              1,750          2,268
                                                                                                         --------
                                                                                                            5,901
                                                                                                         --------
  Auto Parts and Equipment -- 0.1%
  American Axle & Manufacturing Inc.                       9.750%        3/1/09                 50             54
  Lear Corporation                                         7.960%       5/15/05                231            246
                                                                                                         --------
                                                                                                              300
                                                                                                         --------
  Automotive -- 1.1%
  Ford Motor Company                                       7.450%       7/16/31              1,000            916
  Ford Motor Company                                       8.900%       1/15/32                370            376
  Ford Motor Company                                       7.700%       5/15/97                630            566
  General Motors Corporation                               7.125%       7/15/13                370            367
  General Motors Corporation                               8.250%       7/15/23                650            645
  General Motors Corporation                               8.375%       7/15/33              1,560          1,539
                                                                                                         --------
                                                                                                            4,409
                                                                                                         --------
  Banking and Finance -- 6.7%
  Boeing Capital Corporation                               6.500%       2/15/12              1,000          1,128
  Boeing Capital Corporation                               5.800%       1/15/13              1,500          1,621
  Capital One Bank                                         6.875%        2/1/06                150            161
  Countrywide Home Loans, Inc.                             3.250%       5/21/08              1,200          1,206
  Ford Motor Credit Company                                7.600%        8/1/05                250            268
  Ford Motor Credit Company                                6.500%       1/25/07              4,800          5,050
  Ford Motor Credit Company                                5.800%       1/12/09              2,500          2,485
  Ford Motor Credit Company                                7.250%       10/25/11             1,000          1,028
  General Motors Acceptance Corporation                    6.125%        2/1/07              2,000          2,090
  General Motors Acceptance Corporation                    7.250%        3/2/11                160            164
  General Motors Acceptance Corporation                    7.000%        2/1/12              1,250          1,258
  General Motors Acceptance Corporation                    0.000%       6/15/15              2,700          1,142(A)
  Household Finance Corporation                            7.000%       5/15/12              2,727          3,228
  John Deere Capital Corporation                           4.500%       8/22/07                495            527
  MBNA America Bank                                        7.750%       9/15/05              1,200          1,338(B)
  National Rural Utilities Cooperative Finance
    Corporation                                            7.250%        3/1/12              1,700          2,035
  Sears Roebuck Acceptance Corp.                           6.875%       10/15/17             1,500          1,708
  Sears Roebuck Acceptance Corp.                           6.500%       12/1/28                220            229

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Banking and Finance -- Continued
  Sears Roebuck Acceptance Corp.                           7.000%        6/1/32           $    470       $    526
  Toyota Motor Credit Corporation                          2.800%       1/18/06              1,000          1,025
                                                                                                         --------
                                                                                                           28,217
                                                                                                         --------
  Banks -- 4.9%
  Bank of America Corporation                              3.875%       1/15/08              1,500          1,573
  Bank of America Corporation                              7.400%       1/15/11              2,000          2,457
  Bank of America Corporation                              6.250%       4/15/12              1,720          1,993
  Bank of America Corporation                              4.875%       1/15/13                470            496
  Bank One Corporation                                     5.250%       1/30/13              3,300          3,560
  Dresdner Funding Trust I                                 8.151%       6/30/31                 10             11(B)
  FleetBoston Financial Corporation                        7.250%       9/15/05              1,600          1,786
  The Sanwa Bank, Ltd., New York                           7.400%       6/15/11                500            561
  UBS Preferred Funding Trust I                            8.622%       10/29/49               400            511(C)
  US Bank NA                                               6.375%        8/1/11              1,000          1,167
  Wachovia Bank NA                                         7.800%       8/18/10                800            993
  Wachovia Corporation                                     4.950%       11/1/06              2,400          2,613
  Washington Mutual Bank                                   5.500%       1/15/13              1,000          1,090
  Washington Mutual, Inc.                                  5.625%       1/15/07              1,600          1,763
                                                                                                         --------
                                                                                                           20,574
                                                                                                         --------
  Building Materials -- N.M.
  American Standard, Inc.                                  8.250%        6/1/09                 37             43
  American Standard, Inc.                                  7.625%       2/15/10                  5              5
  Nortek Holdings, Inc.                                    8.875%        8/1/08                100            105
                                                                                                         --------
                                                                                                              153
                                                                                                         --------
  Cable -- 0.6%
  Comcast Cable Communications, Inc.                       6.750%       1/30/11              1,250          1,435
  Comcast Corporation                                      5.850%       1/15/10                800            880
  Tele-Communications, Inc.                                7.125%       2/15/28                180            198
                                                                                                         --------
                                                                                                            2,513
                                                                                                         --------
  Casino Resorts -- 0.1%
  Harrah's Operating Company, Inc.                         7.875%       12/15/05               500            544
                                                                                                         --------
  Chemicals -- 0.8%
  Rohm and Haas Company                                    6.950%       7/15/04              1,170          1,231
  Rohm and Haas Company                                    7.400%       7/15/09              1,000          1,223
  The Dow Chemical Company                                 6.000%       10/1/12                750            816
                                                                                                         --------
                                                                                                            3,270
                                                                                                         --------

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Computer Services and Systems -- 1.0%
  Compaq Computer Corporation                              7.650%        8/1/05           $  1,500       $  1,657
  Hewlett-Packard Company                                  6.500%        7/1/12                700            814
  International Business Machines Corporation              4.750%       11/29/12             1,750          1,839
                                                                                                         --------
                                                                                                            4,310
                                                                                                         --------
  Consumer Products -- 0.4%
  Kimberly-Clark Corporation                               4.500%       7/30/05                500            529(B)
  The Procter & Gamble Company                             4.300%       8/15/08              1,000          1,077
                                                                                                         --------
                                                                                                            1,606
                                                                                                         --------
  Diversified Financial Services -- 8.3%
  Associates Corporation of North America                  8.150%        8/1/09                775            939
  Capital One Financial Corporation                        7.125%        8/1/08                340            363
  CIT Group Inc.                                           4.000%        5/8/08              1,000          1,018
  Citigroup Inc.                                           5.800%       3/15/04              1,000          1,032
  Citigroup Inc.                                           5.000%        3/6/07              4,800          5,223
  Citigroup Inc.                                           6.000%       2/21/12              1,210          1,376
  Citigroup Inc.                                           5.625%       8/27/12                390            430
  Citigroup Inc.                                           5.875%       2/22/33              1,200          1,262
  FDA Queens LP                                            6.990%       6/15/17              1,734          2,044(B)
  General Electric Capital Corporation                     6.800%       11/1/05              1,970          2,194
  General Electric Capital Corporation                     5.000%       6/15/07              3,000          3,267
  General Electric Capital Corporation                     3.500%        5/1/08              2,640          2,703
  General Electric Capital Corporation                     5.875%       2/15/12              1,600          1,790
  General Electric Capital Corporation                     6.750%       3/15/32                980          1,146
  IBJ Preferred Capital Corp. LLC                          8.790%       12/29/49             1,520          1,528(B,C)
  SB Treasury Company LLC                                  9.400%       12/29/49               840            924(B,C)
  Transamerica Finance Corporation                         5.750%       1/28/04              2,000          2,048
  U.S. Bancorp                                             3.125%       3/15/08              1,650          1,665
  Wells Fargo & Company                                    5.125%       2/15/07              2,600          2,844
  Wells Fargo & Company                                    6.375%        8/1/11                800            934
                                                                                                         --------
                                                                                                           34,730
                                                                                                         --------
  Diversified Services -- 0.5%
  Loews Corporation                                        7.625%        6/1/23              1,000          1,038
  Loews Corporation                                        7.000%       10/15/23             1,000          1,021
                                                                                                         --------
                                                                                                            2,059
                                                                                                         --------
  Drug and Grocery Store Chains -- 0.7%
  Fred Meyer, Inc.                                         7.375%        3/1/05              1,000          1,080
  Safeway Inc.                                             5.800%       8/15/12                750            804
  The Kroger Co.                                           5.500%        2/1/13              1,000          1,056
                                                                                                         --------
                                                                                                            2,940
                                                                                                         --------

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Electric -- 2.1%
  AEP Texas Central Company                                5.500%       2/15/13           $  1,060       $  1,131(B)
  American Electric Power Company, Inc.                    5.250%        6/1/15                350            353
  CenterPoint Energy Houston Electric LLC                  6.950%       3/15/33              1,010          1,158(B)
  Commonwealth Edison Company                              6.150%       3/15/12                560            642
  Niagara Mohawk Power Corporation                         7.750%       10/1/08              1,010          1,210
  Niagara Mohawk Power Corporation                         0.000%        7/1/10                720            755(C)
  Oncor Electric Delivery Company                          7.000%        9/1/22                500            558
  System Energy Resources, Inc.                            7.430%       1/15/11                490            511
  The Cleveland Electric Illuminating Company              7.880%       11/1/17                850          1,068
  The Detroit Edison Company                               5.200%       10/15/12             1,260          1,358
                                                                                                         --------
                                                                                                            8,744
                                                                                                         --------
  Electrical Equipment -- 0.2%
  Emerson Electric Co.                                     6.000%       8/15/32                900            990
                                                                                                         --------
  Energy -- 4.2%
  Alabama Power Company                                    3.125%        5/1/08                920            931
  American Electric Power Company, Inc.                    6.125%       5/15/06                965          1,058
  Calpine Corporation                                      7.750%       4/15/09                 49             36
  Calpine Corporation                                      8.500%       2/15/11              1,120            840
  Dominion Resources, Inc.                                 5.125%       12/15/09               490            528
  Dominion Resources, Inc.                                 5.700%       9/17/12              2,280          2,502
  DTE Energy Company                                       6.375%       4/15/33                350            365
  Duke Energy Corporation                                  5.625%       11/30/12               270            290
  Entergy Gulf States, Inc.                                8.250%        4/1/04              1,800          1,886
  Exelon Corporation                                       6.750%        5/1/11              2,000          2,314
  FirstEnergy Corp.                                        5.500%       11/15/06             2,000          2,144
  FirstEnergy Corp.                                        6.450%       11/15/11               480            527
  FirstEnergy Corp.                                        7.375%       11/15/31               990          1,109
  MidAmerican Energy Holdings Company                      5.875%       10/1/12                750            823
  TXU Corp.                                                6.375%       6/15/06                100            106
  TXU Energy Co.                                           7.000%       3/15/13                930          1,029(B)
  Xcel Energy, Inc.                                        7.000%       12/1/10                900          1,029
                                                                                                         --------
                                                                                                           17,517
                                                                                                         --------
  Entertainment -- 0.3%
  The Walt Disney Company                                  6.375%        3/1/12              1,250          1,425
                                                                                                         --------

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Environmental Services -- 1.3%
  Republic Services, Inc.                                  6.750%       8/15/11           $  2,340       $  2,712
  Safety-Kleen Corp.                                       9.250%       5/15/09                119              7(D)
  Waste Management, Inc.                                   6.375%       11/15/12               230            262
  Waste Management, Inc.                                   7.375%       5/15/29              1,700          2,007
  Waste Management, Inc.                                   7.750%       5/15/32                420            526
                                                                                                         --------
                                                                                                            5,514
                                                                                                         --------
  Food, Beverage and Tobacco -- 5.7%
  Altria Group, Inc.                                       7.750%       1/15/27              1,165          1,249
  Anheuser-Busch Companies, Inc.                           4.375%       1/15/13                800            829
  Anheuser-Busch Companies, Inc.                           6.500%        2/1/43              1,800          2,112
  Archer-Daniels-Midland Company                           7.000%        2/1/31              2,500          3,021
  Campbell Soup Company                                    5.500%       3/15/07              2,000          2,204
  Campbell Soup Company                                    5.000%       12/3/12                800            855
  Kellogg Company                                          6.000%        4/1/06              1,000          1,103
  Kellogg Company                                          6.600%        4/1/11                800            938
  Kellogg Company                                          7.450%        4/1/31              1,000          1,269
  Kraft Foods Inc.                                         5.250%        6/1/07                750            813
  Kraft Foods Inc.                                         6.500%       11/1/31              1,250          1,380
  Nabisco Incorporated                                     7.050%       7/15/07              3,100          3,543
  R.J. Reynolds Tobacco Holdings, Inc.                     7.750%       5/15/06              1,280          1,317
  R.J. Reynolds Tobacco Holdings, Inc.                     7.875%       5/15/09                860            858
  The Pepsi Bottling Group, Inc.                           7.000%        3/1/29              1,800          2,192
                                                                                                         --------
                                                                                                           23,683
                                                                                                         --------
  Gaming -- N.M.
  Horseshoe Gaming Holding Corp.                           8.625%       5/15/09                 69             73
  International Game Technology                            8.375%       5/15/09                 70             86
                                                                                                         --------
                                                                                                              159
                                                                                                         --------
  Gas and Pipeline Utilities -- 1.1%
  Dynegy Holdings Inc.                                     8.750%       2/15/12              1,690          1,572
  Tennessee Gas Pipeline Company                           8.375%       6/15/32              1,000          1,087
  The Williams Companies, Inc.                             7.625%       7/15/19              2,000          1,940
                                                                                                         --------
                                                                                                            4,599
                                                                                                         --------
  Health Care -- 0.6%
  Bristol-Myers Squibb Company                             4.750%       10/1/06                300            323
  Tenet Healthcare Corporation                             7.375%        2/1/13              2,310          2,229
                                                                                                         --------
                                                                                                            2,552
                                                                                                         --------

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Insurance -- 0.2%
  Ace Capital Trust II                                     9.700%        4/1/30           $     50       $     67
  Provident Companies, Inc.                                7.000%       7/15/18                590            590
                                                                                                         --------
                                                                                                              657
                                                                                                         --------
  Investment Banking/Brokerage -- 4.7%
  Credit Suisse First Boston USA                           4.625%       1/15/08              1,500          1,602
  J.P. Morgan Chase & Co.                                  5.350%        3/1/07                400            438
  J.P. Morgan Chase & Co.                                  6.625%       3/15/12              2,750          3,172
  J.P. Morgan Chase & Co.                                  5.750%        1/2/13              1,100          1,203
  Lehman Brothers Holdings Inc.                            6.250%       5/15/06              2,000          2,234
  Lehman Brothers Holdings Inc.                            6.625%       1/18/12                800            938
  Merrill Lynch & Co., Inc.                                6.000%       2/17/09                800            899
  Morgan Stanley                                           5.800%        4/1/07              2,600          2,872
  Morgan Stanley                                           7.250%        4/1/32              1,200          1,471
  The Bear Stearns Companies Inc.                          4.000%       1/31/08              1,600          1,674
  The Goldman Sachs Group, Inc.                            6.600%       1/15/12              1,550          1,801
  The Goldman Sachs Group, Inc.                            6.125%       2/15/33              1,300          1,394
                                                                                                         --------
                                                                                                           19,698
                                                                                                         --------
  Machinery -- 0.3%
  Caterpillar Inc.                                         6.550%        5/1/11              1,070          1,265
  Terex Corporation                                        8.875%        4/1/08                 66             69
                                                                                                         --------
                                                                                                            1,334
                                                                                                         --------
  Manufacturing (Diversified) -- 0.1%
  The Gillette Company                                     2.875%       3/15/08                410            412
                                                                                                         --------
  Media -- 3.0%
  AOL Time Warner Inc.                                     6.150%        5/1/07              1,600          1,800
  AOL Time Warner Inc.                                     6.875%        5/1/12                800            913
  AOL Time Warner Inc.                                     7.700%        5/1/32              2,020          2,358
  Clear Channel Communications, Inc.                       4.400%       5/15/11              1,210          1,214
  Liberty Media Corporation                                8.500%       7/15/29                840            994
  Liberty Media Corporation                                8.250%        2/1/30                420            485
  News America Holdings Incorporated                       8.875%       4/26/23                500            639
  News America Holdings Incorporated                       7.750%        2/1/24                 80             93
  News America Holdings Incorporated                       8.250%       10/17/96               200            234
  News America Incorporated                                7.625%       11/30/28             1,410          1,662
  News America Incorporated                                6.550%       3/15/33                110            117(B)

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Media -- Continued
  Time Warner Entertainment Company, L.P.                  8.375%       7/15/33           $    460       $    595
  Viacom Inc.                                              5.625%       8/15/12              1,250          1,389
                                                                                                         --------
                                                                                                           12,493
                                                                                                         --------
  Medical Care Facilities -- 0.4%
  HCA Inc.                                                 6.300%       10/1/12              1,790          1,830
                                                                                                         --------
  Metals and Mining -- 0.5%
  Alcoa Inc.                                               5.375%       1/15/13              1,800          1,953
                                                                                                         --------
  Oil and Gas -- 2.7%
  Apache Corporation                                       6.250%       4/15/12              1,010          1,176
  ConocoPhillips                                           4.750%       10/15/12             2,170          2,293
  Devon Energy Corporation                                 7.950%       4/15/32                 80            103
  El Paso Corporation                                      7.800%        8/1/31              1,660          1,399
  El Paso Corporation                                      7.750%       1/15/32                340            286
  Ocean Energy Inc.                                        4.375%       10/1/07                965          1,015
  Union Oil Company of California                          7.350%       6/15/09              3,000          3,584
  XTO Energy, Inc.                                         6.250%       4/15/13              1,250          1,328(B)
                                                                                                         --------
                                                                                                           11,184
                                                                                                         --------
  Paper and Forest Products -- 1.0%
  MeadWestvaco Corporation                                 6.850%        4/1/12              1,130          1,304
  Weyerhaeuser Company                                     6.125%       3/15/07                750            829
  Weyerhaeuser Company                                     6.750%       3/15/12              1,070          1,215
  Weyerhaeuser Company                                     7.375%       3/15/32                720            828
                                                                                                         --------
                                                                                                            4,176
                                                                                                         --------
  Pharmaceuticals -- 0.5%
  Bristol-Myers Squibb Company                             5.750%       10/1/11              1,810          2,014
                                                                                                         --------
  Retail -- 0.4%
  Target Corporation                                       5.875%        3/1/12              1,240          1,401
  Wal-Mart Stores, Inc.                                    7.550%       2/15/30                200            264
                                                                                                         --------
                                                                                                            1,665
                                                                                                         --------
  Special Purpose -- 7.8%
  Anadarko Finance Company                                 6.750%        5/1/11                970          1,137
  Anadarko Finance Company                                 7.500%        5/1/31                710            892
  BAE Systems Holdings Inc.                                6.400%       12/15/11             1,560          1,745
  ChevronTexaco Capital Company                            3.500%       9/17/07              1,000          1,039

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Special Purpose -- Continued
  Conoco Funding Company                                   5.450%       10/15/06          $  1,250       $  1,380
  Conoco Funding Company                                   6.350%       10/15/11               640            748
  Conoco Funding Company                                   7.250%       10/15/31             1,500          1,884
  DaimlerChrysler NA Holding Corp.                         6.400%       5/15/06                800            874
  DaimlerChrysler NA Holding Corp.                         4.050%        6/4/08                730            723
  DaimlerChrysler NA Holding Corp.                         7.300%       1/15/12              1,025          1,156
  DaimlerChrysler NA Holding Corp.                         8.500%       1/18/31              1,800          2,120
  Devon Financing Corporation ULC                          6.875%       9/30/11                140            164
  Devon Financing Corporation ULC                          7.875%       9/30/31              1,000          1,270
  Duke Capital Corporation                                 6.250%       2/15/13                340            361
  Gemstone Investors Limited                               7.710%       10/31/04               440            438(B)
  H.J. Heinz Finance Company                               6.000%       3/15/12                800            911
  H.J. Heinz Finance Company                               6.750%       3/15/32                800            954
  Sprint Capital Corporation                               6.000%       1/15/07                700            752
  Sprint Capital Corporation                               8.375%       3/15/12              2,750          3,293
  Sprint Capital Corporation                               6.900%        5/1/19                720            754
  Sprint Capital Corporation                               8.750%       3/15/32                700            838
  TCI Communications Financing III                         9.650%       3/31/27              1,650          1,963
  Unilever Capital Corporation                             7.125%       11/1/10                480            582
  Verizon Global Funding Corp.                             6.125%       6/15/07              2,600          2,927
  Verizon Global Funding Corp.                             6.875%       6/15/12              1,000          1,181
  Verizon Global Funding Corp.                             7.375%        9/1/12              1,300          1,585
  Verizon Wireless Capital LLC                             5.375%       12/15/06               800            879
                                                                                                         --------
                                                                                                           32,550
                                                                                                         --------
  Telecommunications -- 1.9%
  AT&T Corp.                                               7.800%       11/15/11               800            914
  AT&T Corp.                                               8.500%       11/15/31               640            726
  BellSouth Corporation                                    6.000%       10/15/11               800            914
  Citizens Communications Company                          8.500%       5/15/06              1,000          1,160
  EchoStar DBS Corporation                                 9.375%        2/1/09                 29             31
  GTE Corporation                                          6.940%       4/15/28              1,700          1,930
  SBC Communications Inc.                                  5.875%       8/15/12              2,020          2,277
                                                                                                         --------
                                                                                                            7,952
                                                                                                         --------
  Telecommunications (Cellular/Wireless) -- 0.9%
  AT&T Wireless Services Inc.                              7.500%        5/1/07              1,500          1,729
  Cingular Wireless LLC                                    5.625%       12/15/06               800            877
  Motorola, Inc.                                           7.625%       11/15/10               850            999
                                                                                                         --------
                                                                                                            3,605
                                                                                                         --------

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Transportation -- 1.5%
  Burlington Northern Railroad Company                     6.960%       3/22/09           $    296       $    327
  Burlington Northern Railroad Company                     7.330%       6/23/10                216            246
  Consolidated Rail Corporation                            7.875%       5/15/43                600            751
  Continental Airlines, Inc.                               7.256%       3/15/20                630            623
  Delta Air Lines, Inc.                                    7.570%       11/18/10               400            411
  Delta Air Lines, Inc.                                    7.111%       9/18/11                230            233
  Delta Air Lines, Inc.                                    6.718%        1/2/23                792            859
  Norfolk Southern Railway Company                         7.000%       6/15/05                475            521
  Northwest Airlines Corporation                           7.575%        9/1/20                206            210
  Union Pacific Corporation                                6.500%       4/15/12              1,750          2,024
  United Airlines, Inc.                                    7.783%        1/1/14                245            196
                                                                                                         --------
                                                                                                            6,401
                                                                                                         --------
Total Corporate Bonds and Notes
  (Identified Cost -- $263,213)                                                                           284,633
-----------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 9.0%
  Fixed Rate Securities -- 9.0%
  Fannie Mae                                               2.250%       5/15/06             22,460         22,760
  Fannie Mae                                               6.000%       5/15/08              8,900         10,278
  Fannie Mae                                               5.375%       11/15/11               300            337
  Freddie Mac                                              6.750%       9/15/29                  9             11
  Freddie Mac                                              6.250%       7/15/32              1,300          1,530
  Tennessee Valley Authority                               5.375%       11/13/08               150            169
  Tennessee Valley Authority                               6.750%       11/1/25                210            259
  United States Treasury Notes                             2.625%       5/15/08                775            782
  United States Treasury Notes                             3.875%       2/15/13                785            808
  United States Treasury Bonds                             5.750%       8/15/10                 30             35
  United States Treasury Bonds                             5.375%       2/15/31                720            811
                                                                                                         --------
Total U.S. Government and Agency Obligations (Identified
  Cost -- $37,165)                                                                                         37,780
-----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 0.1%
  Fixed Rate Securities -- N.M.
  Fannie Mae                                               8.000%       4/25/06                 73             76
                                                                                                         --------
  Indexed Securities(E) -- 0.1%
  Freddie Mac                                              4.115%        9/1/24                162            168
                                                                                                         --------
Total U.S. Government Agency Mortgage-Backed Securities
  (Identified Cost -- $237)                                                                                   244
-----------------------------------------------------------------------------------------------------------------

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds(F) -- 19.0%
  Banks -- 2.4%
  ABN Amro Bank NV                                         4.650%        6/4/18           $  1,530       $  1,509
  Inter-American Development Bank                          4.000%       1/18/05              2,450          2,552
  Korea Development Bank                                   6.750%       12/1/05              4,020          4,406
  Royal Bank of Scotland Group plc                         8.817%       3/31/49              1,500          1,679
                                                                                                         --------
                                                                                                           10,146
                                                                                                         --------
  Chemicals -- N.M.
  Avecia Group PLC                                        11.000%        7/1/09                 71             64
                                                                                                         --------
  Electric -- 1.2%
  Hydro-Quebec                                              7.50%        4/1/16              3,625          4,783
                                                                                                         --------
  Foreign Governments -- 6.7%
  Federative Republic of Brazil                            2.188%       4/15/09                176            148(E)
  Federative Republic of Brazil                           14.500%       10/15/09               580            671
  Federative Republic of Brazil                           12.000%       4/15/10                580            604
  Federative Republic of Brazil                            2.188%       4/15/12                430            323(E)
  Federative Republic of Brazil                            2.188%       4/15/12                660            495(E)
  Federative Republic of Brazil                            8.000%       4/15/14              3,029          2,643
  Federative Republic of Brazil                           11.000%       8/17/40                410            374
  Italian Republic                                         3.625%       9/14/07              1,700          1,781
  Province of Manitoba                                     9.500%       9/15/18              1,080          1,697
  Province of Nova Scotia                                  5.750%       2/27/12              1,500          1,712
  Province of Ontario                                      3.500%       9/17/07              1,000          1,040
  Province of Ontario                                      5.125%       7/17/12                900            996
  Quebec Province                                          7.500%       9/15/29              1,440          1,919
  Republic of Colombia                                    10.500%        7/9/10                180            207
  Republic of Colombia                                    11.750%       2/25/20                640            797
  Republic of Panama                                       9.625%        2/8/11                120            139
  Republic of Panama                                       9.375%       7/23/12                750            870
  Republic of Panama                                       5.000%       7/17/14                 77             69(C)
  Republic of Panama                                      10.750%       5/15/20                180            224
  Republic of Peru                                         5.000%        3/7/17              1,296          1,069(C)
  Republic of Peru                                         5.000%        3/7/17                269            229(B,C)
  Republic of the Philippines                              9.875%       1/15/19                870            960
  Republic of the Philippines                             10.625%       3/16/25                 50             58
  Russian Federation                                       8.250%       3/31/10                 80             92
  Russian Federation                                       5.000%       3/31/30              1,190          1,168(C)

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Foreign Governments -- Continued
  United Mexican States                                    8.375%       1/14/11           $  1,620       $  1,941
  United Mexican States                                   11.500%       5/15/26              3,920          5,845
                                                                                                         --------
                                                                                                           28,071
                                                                                                         --------
  Insurance -- 0.2%
  XL Capital plc                                           6.500%       1/15/12                700            801
                                                                                                         --------
  Manufacturing (Diversified) -- 1.0%
  Tyco International Group SA                              6.375%       6/15/05              1,000          1,042
  Tyco International Group SA                              6.375%       10/15/11               250            264
  Tyco International Group SA                              7.000%       6/15/28                554            559
  Tyco International Group SA                              6.875%       1/15/29              2,366          2,390
                                                                                                         --------
                                                                                                            4,255
                                                                                                         --------
  Oil and Gas -- 1.2%
  Anderson Exploration Ltd.                                6.750%       3/15/11                450            521
  Petroliam Nasional Berhad                                7.625%       10/15/26               610            701(B)
  YPF Sociedad Anonima                                    10.000%       11/2/28              3,500          3,955
                                                                                                         --------
                                                                                                            5,177
                                                                                                         --------
  Special Purpose -- 3.6%
  Deutsche Telekom International Finance BV                8.750%       6/15/30              1,400          1,784
  Deutsche Telekom International Finance BV                9.250%        6/1/32                670            926
  Diageo Capital Plc                                       3.500%       11/19/07               630            648
  Diageo Capital Plc                                       3.375%       3/20/08                120            123
  General Motors Nova Scotia Finance Company               6.850%       10/15/08             1,160          1,218
  HSBC Capital Funding LP                                  4.610%       12/29/49               760            748(E)
  HSBC Holdings plc                                        5.250%       12/12/12               700            746
  PDVSA Finance Ltd.                                       8.500%       11/16/12             1,750          1,601
  PDVSA Finance Ltd. 1998-1                                7.400%       8/15/16                200            163
  PDVSA Finance Ltd. 1999-I                                9.750%       2/15/10              4,000          3,940
  PDVSA Finance Ltd. 1999-K                                9.950%       2/15/20                800            747
  Petronas Capital Ltd.                                    7.875%       5/22/22                770            913(B)
  Redwood Capital II Ltd.                                  4.290%       1/28/04                200            200(B,E)
  Telefonica Europe BV                                     8.250%       9/15/30                800          1,047
                                                                                                         --------
                                                                                                           14,804
                                                                                                         --------
  Telecommunications -- 1.7%
  British Telecommunications plc                           8.375%       12/15/10               900          1,138
  British Telecommunications plc                           8.875%       12/15/30               420            573
  France Telecom SA                                        9.250%        3/1/11              3,000          3,776
  France Telecom SA                                       10.000%        3/1/31                340            470

                                                           Rate        Maturity Date        Par           Value
-----------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Telecommunications -- Continued
  Koninklijke KPN NV                                       8.000%       10/1/10           $    990       $  1,226
                                                                                                         --------
                                                                                                            7,183
                                                                                                         --------
  Telecommunications (Cellular Wireless) -- 0.3%
  Vodafone Group plc                                       7.625%       2/15/05              1,000          1,095
                                                                                                         --------
  Transportation -- 0.7%
  C P Railway Limited                                      7.125%       10/15/31             2,500          3,064
                                                                                                         --------
Total Yankee Bonds
  (Identified Cost -- $71,721)                                                                             79,443
                                                                                                         --------
Total Long-Term Securities
  (Identified Cost -- $372,336)                                                                           402,100
-----------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 2.7%

U.S. Government and Agency Obligations -- 0.4%
  Fannie Mae                                               0.000%       10/22/03               500            498(A,G)
  Federal Home Loan Bank                                   0.000%        7/1/03                300            300(A,G)
  Freddie Mac                                              0.000%        7/1/03                100            100(A,G)
  Freddie Mac                                              0.000%       7/30/03                800            799(A,G)
                                                                                                         --------
                                                                                                            1,697
                                                                                                         --------
Repurchase Agreements -- 2.3%
  Lehman Brothers, Inc.
    1.15%, dated 6/30/03, to be repurchased at $3,800 on 7/1/03 (Collateral: $13,660
    Federal Home Loan Bank zero coupon bonds, due 9/24/21, value $3,876)                     3,800          3,800
  Merrill Lynch Government Securities, Inc.
    1.22%, dated 6/30/03, to be repurchased at $5,700 on 7/1/03 (Collateral: $14,050
    Resolution Funding Corp. principal-only securities, due 1/15/21, value $5,813)           5,700          5,700
                                                                                                         --------
                                                                                                            9,500
                                                                                                         --------
Total Short-Term Securities (Identified Cost -- $11,197)                                                   11,197
-----------------------------------------------------------------------------------------------------------------
Total Investments -- 98.8% (Identified Cost -- $383,533)                                                  413,297
Other Assets Less Liabilities -- 1.2%                                                                       5,139
                                                                                                         --------

NET ASSETS -- 100.0%                                                                                     $418,436
                                                                                                         ========

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued


-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
      37,256 Primary Class shares outstanding                                                            $385,085
         360 Institutional Class shares outstanding                                                         3,684
Undistributed net investment income                                                                            99
Accumulated net realized gain/(loss) on investments, options and futures                                     (211)
Unrealized appreciation/(depreciation) of investments, options and futures                                 29,779
                                                                                                         --------

NET ASSETS                                                                                               $418,436
                                                                                                         ========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                            $11.12
                                                                                                         ========
  INSTITUTIONAL CLASS                                                                                      $11.13
                                                                                                         ========

                              Expiration     Actual     Appreciation/
                                 Date       Contracts   (Depreciation)
----------------------------------------------------------------------
Futures Contracts Written(H)
U.S. Treasury Note Futures  September 2003     13            $16
U.S. Treasury Bond Futures  September 2003     19             (1)
                                                             ---
                                                             $15
                                                             ---
----------------------------------------------------------------------

(A) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.3% of net assets.

(C) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(D) Bond is in default at June 30, 2003.

(E) Indexed security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the one-year Treasury Bill rate. The coupon rates are the rates as of June 30, 2003.

(F) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(G) Collateral to cover futures contracts.

(H) Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
June 30, 2003 (Unaudited)
(Amounts in Thousands)

High Yield Portfolio

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 98.8%

Corporate Bonds and Notes -- 85.6%
  Advertising -- 0.5%
  Vertis Inc.                                             9.750%        4/1/09             $  490         $     510(A)
  Vertis Inc.                                            10.875%       6/15/09                490               490
                                                                                                          ---------
                                                                                                              1,000
                                                                                                          ---------
  Aerospace/Defense -- 0.5%
  Esterline Technologies Corporation                      7.750%       6/15/13              1,063             1,090(A)
                                                                                                          ---------
  Animal Hospitals -- 0.4%
  Vicar Operating, Inc.                                   9.875%       12/1/09                765               838
                                                                                                          ---------
  Apparel -- 1.5%
  Oxford Industries, Inc.                                 8.875%        6/1/11              1,001             1,051(A)
  Russell Corporation                                     9.250%        5/1/10                958             1,044
  The William Carter Company                             10.875%       8/15/11              1,125             1,271
                                                                                                          ---------
                                                                                                              3,366
                                                                                                          ---------
  Auto Parts and Equipment -- 2.2%
  American Axle & Manufacturing Inc.                      9.750%        3/1/09              1,131             1,216
  Cummins Inc.                                            9.500%       12/1/10                962             1,092(A)
  Cummins Inc.                                            7.125%        3/1/28                561               502
  Lear Corporation                                        7.960%       5/15/05                410               437
  Lear Corporation                                        8.110%       5/15/09                533               610
  TRW Automotive                                          9.375%       2/15/13                383               416(A)
  TRW Automotive                                         11.000%       2/15/13                504               549(A)
                                                                                                          ---------
                                                                                                              4,822
                                                                                                          ---------
  Automotive -- 0.7%
  Asbury Automotive Group Inc.                            9.000%       6/15/12              1,576             1,521
                                                                                                          ---------
  Building Materials -- 2.3%
  American Standard, Inc.                                 7.375%       4/15/05              1,505             1,595
  American Standard, Inc.                                 7.375%        2/1/08                 56                62
  American Standard, Inc.                                 8.250%        6/1/09                 29                33
  American Standard, Inc.                                 7.625%       2/15/10                 56                64
  Collins & Aikman Floor Cover                            9.750%       2/15/10              1,205             1,260
  Nortek Holdings, Inc.                                   9.125%        9/1/07                700               732
  Nortek Holdings, Inc.                                   8.875%        8/1/08                993             1,036
  Nortek Holdings, Inc.                                   9.875%       6/15/11                251               264
                                                                                                          ---------
                                                                                                              5,046
                                                                                                          ---------

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Cable -- 1.6%
  Charter Communications Holdings LLC                     0.000%       1/15/12             $1,693         $     781(B)
  CSC Holdings Inc.                                       7.875%       12/15/07               299               306
  CSC Holdings Inc.                                       7.625%        4/1/11                566               571
  Insight Communications Company, Inc.                    0.000%       2/15/11              1,352             1,122(B)
  LodgeNet Entertainment Corporation                      9.500%       6/15/13                842               863
                                                                                                          ---------
                                                                                                              3,643
                                                                                                          ---------
  Casino Resorts -- 2.8%
  Harrah's Operating Company, Inc.                        7.875%       12/15/05               962             1,046
  ITT Corporation                                         6.750%       11/15/05               280               292
  Mandalay Resort Group                                   9.500%        8/1/08                172               197
  Mandalay Resort Group                                   7.000%       11/15/36               205               211
  MGM MIRAGE                                              9.750%        6/1/07                674               765
  MGM MIRAGE                                              8.500%       9/15/10                173               203
  MGM MIRAGE                                              8.375%        2/1/11                116               132
  Mirage Resorts, Incorporated                            7.250%       10/15/06               465               498
  Park Place Entertainment Corporation                    7.875%       12/15/05               959             1,022
  Station Casinos, Inc.                                   9.875%        7/1/10                846               931
  Wynn Las Vegas LLC                                     12.000%       11/1/10                729               806
                                                                                                          ---------
                                                                                                              6,103
                                                                                                          ---------
  Chemicals -- 4.7%
  Ethyl Corporation                                       8.875%        5/1/10                640               653(A)
  FMC Corporation                                        10.250%       11/1/09                524               589
  Georgia Gulf Corporation                               10.375%       11/1/07                971             1,032
  Huntsman International Holdings LLC                     0.000%       12/31/09             3,966             1,547(C)
  Huntsman International LLC                              9.875%        3/1/09                712               741
  Huntsman International LLC                             10.125%        7/1/09                617               592
  IMC Global Inc.                                         6.550%       1/15/05                324               337
  IMC Global Inc.                                        10.875%        6/1/08                684               711
  IMC Global Inc.                                        11.250%        6/1/11                281               292
  Kaiser Aluminum & Chemical                             12.750%        2/1/49              2,500               156(D)
  Lyondell Chemical Company                               9.625%        5/1/07                913               895
  Lyondell Chemical Company                               9.500%       12/15/08               573               544
  MacDermid, Incorporated                                 9.125%       7/15/11                967             1,081
  Millennium America Inc.                                 7.000%       11/15/06                96                97
  Millennium America Inc.                                 9.250%       6/15/08              1,042             1,120
                                                                                                          ---------
                                                                                                             10,387
                                                                                                          ---------
  Coal -- 0.4%
  Peabody Energy Corporation                              6.875%       3/15/13                919               963(A)
                                                                                                          ---------

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Commercial Services and Supplies -- 0.4%
  Weight Watchers International, Inc.                    13.000%       10/1/09             $  807         $     928
                                                                                                          ---------
  Computer Services and Systems -- 0.9%
  Unisys Corporation                                      7.250%       1/15/05              1,500             1,562
  Unisys Corporation                                      6.875%       3/15/10                450               468
                                                                                                          ---------
                                                                                                              2,030
                                                                                                          ---------
  Containers and Packaging -- 2.0%
  Ball Corporation                                        7.750%        8/1/06                250               274
  Ball Corporation                                        6.875%       12/15/12               557               590
  Graphic Packaging Corporation                           8.625%       2/15/12                315               321
  Packaging Corp. of America                              9.625%        4/1/09                178               196
  Riverwood International Corporation                    10.625%        8/1/07                 95                98
  Riverwood International Corporation                    10.875%        4/1/08              2,306             2,364
  Smurfit-Stone Container Corporation                     8.250%       10/1/12                548               588(A)
                                                                                                          ---------
                                                                                                              4,431
                                                                                                          ---------
  Electric -- 4.7%
  Orion Power Holdings, Inc.                             12.000%        5/1/10              2,488             2,887
  Southern California Edison Company                      8.000%       2/15/07                874               958(A)
  The AES Corporation                                    10.000%       12/12/05             1,081             1,122(A)
  The AES Corporation                                     8.500%       11/1/07              1,258             1,195
  The AES Corporation                                     8.750%       6/15/08                619               613
  The AES Corporation                                     9.500%        6/1/09                684               691
  The AES Corporation                                     9.375%       9/15/10                  9                 9
  The AES Corporation                                     8.875%       2/15/11                 14                14
  The AES Corporation                                     9.000%       5/15/15              2,677             2,797(A)
                                                                                                          ---------
                                                                                                             10,286
                                                                                                          ---------
  Electronics -- 1.0%
  Fairchild Semiconductor International, Inc.            10.375%       10/1/07                649               683
  L-3 Communications Corp.                                7.625%       6/15/12              1,315             1,446
                                                                                                          ---------
                                                                                                              2,129
                                                                                                          ---------
  Energy -- 3.0%
  Calpine Corporation                                     7.750%       4/15/09                 27                20
  Calpine Corporation                                     8.625%       8/15/10              2,725             2,044
  Calpine Corporation                                     8.500%       2/15/11              1,104               828
  CMS Energy Corporation                                  6.750%       1/15/04                262               264
  CMS Energy Corporation                                  7.625%       11/15/04               645               655
  Illinois Power Corporation                             11.500%       12/15/10               268               306(A)

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Energy -- Continued
  PG&E Corporation                                        6.875%       7/15/08             $1,850         $   1,850(A)
  Reliant Resources, Inc.                                 9.250%       7/15/10                558               561(A)
                                                                                                          ---------
                                                                                                              6,528
                                                                                                          ---------
  Entertainment -- 0.2%
  Speedway Motorsports, Inc.                              6.750%        6/1/13                483               500
                                                                                                          ---------
  Environmental Services -- 1.4%
  Allied Waste North America Incorporated                 7.625%        1/1/06                 69                72
  Allied Waste North America Incorporated                 8.875%        4/1/08                146               158
  Allied Waste North America Incorporated                 8.500%       12/1/08              2,284             2,455
  Allied Waste North America Incorporated                 7.875%       4/15/13                 81                85
  Safety-Kleen Corp.                                      9.250%       5/15/09              3,894               214(D)
                                                                                                          ---------
                                                                                                              2,984
                                                                                                          ---------
  Food, Beverage and Tobacco -- 2.1%
  Cott Beverages Incorporated                             8.000%       12/15/11               885               956
  DIMON Incorporated                                      9.625%       10/15/11             1,171             1,288
  DIMON Incorporated                                      7.750%        6/1/13                102               105(A)
  Merisant Co.                                            9.500%       7/15/13                770               797(A)
  R.J. Reynolds Tobacco Holdings, Inc.                    7.750%       5/15/06                481               495
  Smithfield Foods, Inc.                                  8.000%       10/15/09               250               270
  Smithfield Foods, Inc.                                  7.750%       5/15/13                759               814(A)
                                                                                                          ---------
                                                                                                              4,725
                                                                                                          ---------
  Gaming -- 2.6%
  Argosy Gaming Company                                   9.000%        9/1/11              1,082             1,169
  Boyd Gaming Corporation                                 9.250%       10/1/03                111               112
  Boyd Gaming Corporation                                 7.750%       12/15/12             1,584             1,681
  Horseshoe Gaming Holding Corp.                          8.625%       5/15/09              1,636             1,734
  Mohegan Tribal Gaming Authority                         8.750%        1/1/09                992             1,069(A)
                                                                                                          ---------
                                                                                                              5,765
                                                                                                          ---------
  Gas and Pipeline Utilities -- 6.7%
  ANR Pipeline, Inc.                                      8.875%       3/15/10                362               396
  ANR Pipeline, Inc.                                      9.625%       11/1/21                367               433
  Dynegy Holdings Inc.                                    8.125%       3/15/05                680               661(A)
  Dynegy Holdings Inc.                                    7.450%       7/15/06                486               463
  Dynegy Holdings Inc.                                    8.750%       2/15/12                673               626
  Ferrellgas Partners LP                                  8.750%       6/15/12                 70                76
  GulfTerra Energy Partners, L.P.                        10.625%       12/1/12                606               700
  Northwest Pipelines Corporation                         8.125%        3/1/10                254               273
  Plains Exploration & Production Company                 7.750%       10/15/12               801               897

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Gas and Pipeline Utilities -- Continued
  SEMCO Energy, Inc.                                      7.125%       5/15/08             $  260         $     272(A)
  SEMCO Energy, Inc.                                      7.750%       5/15/13                283               301(A)
  Southern Natural Gas Company                            8.875%       3/15/10                768               837(A)
  Southern Natural Gas Company                            8.000%        3/1/32              2,090             2,260
  The Williams Companies, Inc.                            9.250%       3/15/04              2,054             2,105(A)
  The Williams Companies, Inc.                            8.625%        6/1/10                762               796
  The Williams Companies, Inc.                            8.125%       3/15/12              1,238             1,269
  The Williams Companies, Inc.                            7.500%       1/15/31                334               316
  The Williams Companies, Inc.                            8.750%       3/15/32                852               886
  Transcontinental Gas Pipeline Corporation               7.000%       8/15/11                352               361
  Transcontinental Gas Pipeline Corporation               8.875%       7/15/12                729               824
                                                                                                          ---------
                                                                                                             14,752
                                                                                                          ---------
  Health Care -- 1.7%
  Extendicare Health Services Inc.                        9.350%       12/15/07             1,403             1,336
  Tenet Healthcare Corporation                            5.375%       11/15/06               102                98
  Tenet Healthcare Corporation                            5.000%        7/1/07                555               519
  Tenet Healthcare Corporation                            6.375%       12/1/11                181               167
  Tenet Healthcare Corporation                            7.375%        2/1/13              1,632             1,575
                                                                                                          ---------
                                                                                                              3,695
                                                                                                          ---------
  Homebuilding -- 0.9%
  D.R. Horton, Inc.                                       7.500%       12/1/07                  5                 5
  Schuler Homes, Inc.                                     9.375%       7/15/09                265               299
  Schuler Homes, Inc.                                    10.500%       7/15/11                640               736
  The Ryland Group, Inc.                                  8.000%       8/15/06                710               778
  The Ryland Group, Inc.                                  5.375%        6/1/08                249               257
                                                                                                          ---------
                                                                                                              2,075
                                                                                                          ---------
  Insurance -- 1.0%
  Willis Corroon Corporation                              9.000%        2/1/09              2,029             2,151
                                                                                                          ---------
  Lodging/Hotels -- 2.2%
  Extended Stay America, Inc.                             9.150%       3/15/08                629               657
  Extended Stay America, Inc.                             9.875%       6/15/11                600               645
  Felcor Lodging LP                                       1.000%       9/15/08                408               421
  Felcor Suites LP                                        7.375%       10/1/04                476               482
  Hilton Hotels Corporation                               7.950%       4/15/07                133               143
  Hilton Hotels Corporation                               7.625%       5/15/08                510               548
  Host Marriott Corporation                               7.875%        8/1/05                992             1,009

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Lodging/Hotels -- Continued
  Host Marriott Corporation                               8.450%       12/1/08             $  120         $     124
  Starwood Hotels & Resorts Worldwide, Inc.               7.375%        5/1/07                720               758
                                                                                                          ---------
                                                                                                              4,787
                                                                                                          ---------
  Machinery -- 3.0%
  AGCO Corporation                                        9.500%        5/1/08                973             1,051
  Grant Prideco, Inc.                                     9.000%       12/15/09               657               729
  Joy Global Inc.                                         8.750%       3/15/12                855               936
  NMHG Holdings Co.                                      10.000%       5/15/09              1,141             1,255
  Terex Corporation                                      10.375%        4/1/11                935             1,033
  Terex Corporation                                       9.250%       7/15/11              1,500             1,613
                                                                                                          ---------
                                                                                                              6,617
                                                                                                          ---------
  Manufacturing (Diversified) -- 2.0%
  Atrium Companies, Inc.                                 10.500%        5/1/09              1,170             1,252
  Hexcel Corporation                                      9.875%       10/1/08                956             1,052(A)
  Interface, Inc.                                         7.300%        4/1/08                553               464
  Interface, Inc.                                        10.375%        2/1/10                753               723
  Jacuzzi Brands Incorporated                             9.625%        7/1/10              1,020             1,026(A)
                                                                                                          ---------
                                                                                                              4,517
                                                                                                          ---------
  Media -- 2.2%
  American Media Operations, Inc.                        10.250%        5/1/09                974             1,052
  Brill Media Company, LLC                               12.000%       12/15/07             3,000             1,635(D)
  Emmis Communications Corporation                        8.125%       3/15/09                737               772
  Garden State Newspapers, Inc.                           8.750%       10/1/09                477               493
  Paxson Communications Corporation                      10.750%       7/15/08                645               693
  Paxson Communications Corporation                       0.000%       1/15/09                 25                21(B)
  Sinclair Broadcast Group, Inc.                          8.750%       12/15/11               270               296
                                                                                                          ---------
                                                                                                              4,962
                                                                                                          ---------
  Medical Care Facilities -- 1.5%
  Extendicare Health Services, Inc.                       9.500%        7/1/10                260               273
  HCA Inc.                                                6.870%       9/15/03                506               510
  HCA Inc.                                                6.910%       6/15/05                 49                52
  HCA Inc.                                                8.750%        9/1/10                136               159
  HCA Inc.                                                6.300%       10/1/12                324               331
  Health Care REIT, Inc.                                  8.000%       9/12/12                811               872
  Triad Hospitals, Inc.                                   8.750%        5/1/09                975             1,037
                                                                                                          ---------
                                                                                                              3,234
                                                                                                          ---------
  Medical Products -- 1.3%
  ALARIS Medical Systems Inc                              7.250%        7/1/11                457               463
  ALARIS Medical Systems Inc.                            11.625%       12/1/06                550               668

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Medical Products -- Continued
  Fisher Scientific International Inc.                    8.125%        5/1/12             $  129         $     138(A)
  Fresenius Medical Care Capital Trust II                 7.875%        2/1/08              1,550             1,631(E)
                                                                                                          ---------
                                                                                                              2,900
                                                                                                          ---------
  Medical Services -- 0.4%
  AmeriPath, Inc.                                        10.500%        4/1/13                913               979
                                                                                                          ---------
  Office Equipment and Supplies -- 0.2%
  Xerox Corporation                                       5.500%       11/15/03               500               502
                                                                                                          ---------
  Oil and Gas -- 4.5%
  Amerigas Partners LP                                    8.875%       5/20/11                696               759
  Chesapeake Energy Corporation                           8.375%       11/1/08                140               152
  Chesapeake Energy Corporation                           9.000%       8/15/12                683               761
  El Paso CGP Co.                                         7.750%       6/15/10              1,250             1,166
  El Paso Corporation                                     6.950%       12/15/07               458               428
  El Paso Corporation                                     7.875%       6/15/12                670               620(A)
  El Paso Corporation                                     7.750%       1/15/32                250               211
  El Paso Energy Partners                                 8.500%        6/1/11                258               276
  Frontier Escrow Corporation                             8.000%       4/15/13              1,061             1,109(A)
  Magnum Hunter Resources, Inc.                          10.000%        6/1/07                142               147
  Ocean Energy, Inc.                                      8.375%        7/1/08                 35                36
  Parker & Parsley Petroleum Company                      8.875%       4/15/05                 63                69
  Pioneer Natural Resources Company                       9.625%        4/1/10                570               707
  Pioneer Natural Resources Company                       7.500%       4/15/12                 48                55
  The Houston Exploration Company                         7.000%       6/15/13              1,069             1,104(A)
  Vintage Petroleum, Inc.                                 7.875%       5/15/11                592               635
  Vintage Petroleum, Inc.                                 8.250%        5/1/12                160               176
  Westport Resources Corporation                          8.250%       11/1/11                544               595
  Westport Resources Corporation                          8.250%       11/1/11                324               355(A)
  XTO Energy, Inc.                                        6.250%       4/15/13                583               619(A)
                                                                                                          ---------
                                                                                                              9,980
                                                                                                          ---------
  Paper and Forest Products -- 1.8%
  Georgia-Pacific Corp.                                   7.500%       5/15/06                170               174
  Georgia-Pacific Corp.                                   8.875%        2/1/10                 13                14(A)
  Georgia-Pacific Corp.                                   8.125%       5/15/11              1,864             1,915
  Georgia-Pacific Corp.                                   9.500%       12/1/11              1,062             1,170
  Georgia-Pacific Corp.                                   7.700%       6/15/15                  9                 9
  Georgia-Pacific Corp.                                   8.250%        3/1/23                201               183

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Paper and Forest Products -- Continued
  Georgia-Pacific Corp.                                   7.750%       11/15/29            $    6         $       6
  Georgia-Pacific Corp.                                   8.875%       5/15/31                489               479
                                                                                                          ---------
                                                                                                              3,950
                                                                                                          ---------
  Pharmaceuticals -- 0.1%
  AmerisourceBergen Corporation                           8.125%        9/1/08                250               275(A)
                                                                                                          ---------
  Publishing -- 0.9%
  Dex Media East LLC                                      9.875%       11/15/09               706               787
  Dex Media East LLC                                     12.125%       11/15/12               286               338
  Hollinger International Publishing                      9.000%       12/15/10               780               835
                                                                                                          ---------
                                                                                                              1,960
                                                                                                          ---------
  Real Estate -- 0.4%
  Ventas Realty, Limited Partnership                      8.750%        5/1/09                575               621
  Ventas Realty, Limited Partnership                      9.000%        5/1/12                318               347
                                                                                                          ---------
                                                                                                                968
                                                                                                          ---------
  Rental and Lease Services (Commercial) -- 0.5%
  Universal Compression, Inc.                             7.250%       5/15/10              1,165             1,206
                                                                                                          ---------
  Restaurants -- 0.3%
  Yum! Brands, Inc.                                       7.450%       5/15/05                583               627
  Yum! Brands, Inc.                                       8.500%       4/15/06                 75                84
                                                                                                          ---------
                                                                                                                711
                                                                                                          ---------
  Retail -- 1.9%
  Backsaver Acquisition Corp.                             9.250%       5/31/08              1,195               260(F,G,H)
  Dillard's, Inc.                                         6.425%        8/1/04                415               417
  J.C. Penney Company, Inc.                               7.400%        4/1/37              1,807             1,884
  Relax The Back Acquisition Corp.                        9.250%       5/31/08                512               111(F,G,H)
  Rent-A-Center                                           7.500%        5/1/10                452               475(A)
  The Gap, Inc.                                           9.900%       12/15/05               196               220
  The Gap, Inc.                                           6.900%       9/15/07                693               747
                                                                                                          ---------
                                                                                                              4,114
                                                                                                          ---------
  Retail (Food Chains) -- 0.4%
  Domino's Inc.                                           8.250%        7/1/11                767               792(A)
                                                                                                          ---------

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Retailers -- 0.2%
  Hollywood Entertainment Corporation                     9.625%       3/15/11             $  411         $     450
                                                                                                          ---------
  Special Purpose -- 5.3%
  American Tower Escrow Corporation                       0.000%        8/1/08              1,081               697(C)
  Charter Communications Holdings, LLC                    0.000%       5/15/11              3,541             1,788(B)
  El Paso Production Holding Company                      7.750%        6/1/13              1,105             1,102(A)
  Equistar Chemicals Funding Corp.                       10.625%        5/1/11                566               580(A)
  H & E Equipment Services LLC                           11.125%       6/15/12              1,894             1,667
  Midland Funding II                                     11.750%       7/23/05                483               522
  Moore North America Finance                             7.875%       1/15/11                350               365(A)
  Qwest Capital Funding, Inc.                             7.000%        8/3/09              1,411             1,161
  Qwest Capital Funding, Inc.                             7.250%       2/15/11                815               668
  Qwest Capital Funding, Inc.                             6.875%       7/15/28              1,423             1,017
  Toll Corp.                                              8.125%        2/1/09                451               480
  Toll Corp.                                              8.000%        5/1/09                169               181
  Toll Corp.                                              8.250%        2/1/11                165               184
  UCAR Finance Inc.                                      10.250%       2/15/12              1,435             1,407
                                                                                                          ---------
                                                                                                             11,819
                                                                                                          ---------
  Steel (Producers) -- 0.7%
  AK Steel Corporation                                    7.875%       2/15/09              1,689             1,436
                                                                                                          ---------
  Storage Facilities -- 0.4%
  Mobile Mini, Inc.                                       9.500%        7/1/13                920               952(A)
                                                                                                          ---------
  Technology Services -- 0.4%
  SPX Corporation                                         7.500%        1/1/13                842               911
                                                                                                          ---------
  Telecommunications -- 5.7%
  EchoStar DBS Corporation                               10.375%       10/1/07                715               792
  EchoStar DBS Corporation                                9.125%       1/15/09              1,855             2,073
  FairPoint Communications, Inc.                         11.875%        3/1/10                680               789(A)
  Insight Midwest, L.P.                                   9.750%       10/1/09                849               898
  Insight Midwest, L.P.                                  10.500%       11/1/10                  4                 4
  PanAmSat Corporation                                    6.375%       1/15/08                651               661
  PanAmSat Corporation                                    8.500%        2/1/12              1,359             1,471
  Qwest Communications International Inc.                 7.500%       11/1/08                608               562
  Qwest Corporation                                       6.875%       9/15/33              2,110             1,941
  Qwest Services Corporation                             13.500%       12/15/10             2,099             2,372(A)

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Telecommunications -- Continued
  WorldCom, Inc. - WorldCom Group                         8.250%       5/15/31             $2,350         $     693(D)
  WorldCom, Inc. - WorldCom Group                         7.875%       5/15/49                736               221(D)
                                                                                                          ---------
                                                                                                             12,477
                                                                                                          ---------
  Telecommunications (Cellular/Wireless) -- 1.3%
  Centennial Cellular Communications                     10.125%       6/15/13                163               161
  Nextel Communications, Inc.                             9.750%       10/31/07             1,250             1,294(B)
  Nextel Communications, Inc.                             9.375%       11/15/09               537               576
  Nextel Communications, Inc.                             5.250%       1/15/10                789               742(K)
                                                                                                          ---------
                                                                                                              2,773
                                                                                                          ---------
  Transportation -- 1.5%
  Avis Group Holdings, Inc.                              11.000%        5/1/09                669               749
  Kansas City Southern Railway                            9.500%       10/1/08              1,444             1,605
  Offshore Logistics, Inc.                                6.125%       6/15/13                480               481
  Oshkosh Truck Corporation                               8.750%        3/1/08                440               457
                                                                                                          ---------
                                                                                                              3,292
                                                                                                          ---------
  Water Utilities -- 0.3%
  National Waterworks, Inc.                              10.500%       12/1/12                667               738
                                                                                                          ---------
Total Corporate Bonds and Notes (Identified
  Cost -- $186,937)                                                                                         189,060
-------------------------------------------------------------------------------------------------------------------
Yankee Bonds(I) -- 11.4%
  Cable -- 0.6%
  British Sky Broadcasting Group plc                      7.300%       10/15/06               353               395
  British Sky Broadcasting Group plc                      8.200%       7/15/09                 38                45
  Rogers Communications, Inc.                             8.875%       7/15/07                918               946
                                                                                                          ---------
                                                                                                              1,386
                                                                                                          ---------
  Chemicals -- 0.8%
  Avecia Group PLC                                       11.000%        7/1/09                665               602
  Rhodia SA                                               8.875%        6/1/11              1,085             1,123(A)
                                                                                                          ---------
                                                                                                              1,725
                                                                                                          ---------
  Containers and Packaging -- 0.5%
  Norampac Inc.                                           6.750%        6/1/13              1,125             1,181(A)
                                                                                                          ---------
  Electronics -- 0.7%
  Flextronics International Ltd.                          9.875%        7/1/10                797               872
  Flextronics International Ltd.                          6.500%       5/15/13                647               623(A)
                                                                                                          ---------
                                                                                                              1,495
                                                                                                          ---------

                                                          Rate        Maturity Date         Par             Value
-------------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Entertainment -- 0.3%
  Alliance Atlantis Communications Inc.                  13.000%       12/15/09            $  499         $     569
                                                                                                          ---------
  Manufacturing (Diversified) -- 1.4%
  Tyco International Group SA                             6.750%       2/15/11                151               160
  Tyco International Group SA                             6.375%       10/15/11             1,653             1,744
  Tyco International Group SA                             6.875%       1/15/29              1,083             1,094
                                                                                                          ---------
                                                                                                              2,998
                                                                                                          ---------
  Media -- 0.7%
  Shaw Communications Inc.                                8.250%       4/11/10                250               278
  Vivendi Universal SA                                    9.250%       4/15/10              1,156             1,315(A)
                                                                                                          ---------
                                                                                                              1,593
                                                                                                          ---------
  Office Equipment and Supplies -- 1.1%
  Xerox Capital Europe Plc                                5.875%       5/15/04              2,353             2,365
                                                                                                          ---------
  Paper and Forest Products -- 1.2%
  Abitibi-Consolidated Inc.                               8.550%        8/1/10                203               228
  Abitibi-Consolidated Inc.                               6.000%       6/20/13                783               745
  Cascades Inc.                                           7.250%       2/15/13              1,016             1,068(A)
  Norske Skog Canada Limited                              8.625%       6/15/11                764               798
                                                                                                          ---------
                                                                                                              2,839
                                                                                                          ---------
  Pharmaceuticals -- 0.5%
  Biovail Corporation                                     7.875%        4/1/10              1,024             1,085
                                                                                                          ---------
  Publishing -- 0.3%
  Sun Media Corporation                                   7.625%       2/15/13                501               534
                                                                                                          ---------
  Services -- 0.4%
  Compagnie Generale de Geophysique SA                   10.625%       11/15/07               828               849
                                                                                                          ---------
  Special Purpose -- 1.5%
  Calpine Canada Energy Finance                           8.500%        5/1/08              1,443             1,125
  MDP Acquisitions PLC                                    9.675%       10/1/12              1,189             1,314
  Yell Finance BV                                        10.750%        8/1/11                785               905
                                                                                                          ---------
                                                                                                              3,344
                                                                                                          ---------

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                          Rate        Maturity Date      Par/Shares         Value
-------------------------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
  Steel (Producers) -- 0.4%
  IPSCO, Inc.                                             8.750%        6/1/13             $  765         $     780
                                                                                                          ---------
  Telecommunications -- 0.1%
  Nortel Networks Corporation                             4.250%        9/1/08                296               249
                                                                                                          ---------
  Telecommunications (Cellular/Wireless) -- 0.2%
  Rogers Wireless Communications Inc.                     9.625%        5/1/11                438               504
                                                                                                          ---------
  Transportation -- 0.7%
  Teekay Shipping Corporation                             8.875%       7/15/11              1,455             1,595
                                                                                                          ---------
Total Yankee Bonds (Identified Cost -- $23,892)                                                              25,091
-------------------------------------------------------------------------------------------------------------------
Common Stocks -- N.M.
  Engineering and Construction -- N.M.
  Washington Group International, Inc.                                                          4shs             90(J)
                                                                                                          ---------
  Food -- N.M.
  International Fast Food Corporation                                                          40                 0(J)
                                                                                                          ---------
Total Common Stocks (Identified Cost -- $2,844)                                                                  90
-------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 1.8%
  Cable -- 0.8%
  Cablevision Systems New York Group                     11.125%                               11             1,162
  Cablevision Systems New York Group                     11.750%                                5               530
                                                                                                          ---------
                                                                                                              1,692
                                                                                                          ---------
  Diversified Financial Services -- 0.4%
  Sinclair Capital Corporation                           11.625%                                9               954
                                                                                                          ---------
  Industrial Conglomerates -- N.M.
  High Voltage Engineering Corporation                   12.500%                              0.5                 5(G)
                                                                                                          ---------
  Media -- 0.6%
  Paxson Communications Corporation                      13.250%                              0.1             1,248(G)
                                                                                                          ---------

                                                          Rate                      Shares/Par         Value
--------------------------------------------------------------------------------------------------------------
Preferred Stocks -- Continued
  Telecommunications -- N.M.
  Intermedia Communications, Inc.                        13.500%                           1shs      $       4(G)
  IXC Communications, Inc.                               12.500%                       0.003                 1
                                                                                                     ---------
                                                                                                             5
                                                                                                     ---------
Total Preferred Stocks (Identified Cost -- $4,279)                                                       3,904
--------------------------------------------------------------------------------------------------------------
Warrants -- N.M.
  American Tower Corporation                                                               1wts             85(A,J)
  Horizon PCS, Inc.                                                                        2               0.1(A,J)
  Next Generation Network, Inc.                                                           16               0.1(J)
  Washington Group International, Series A                                                 3                 8(J)
  Washington Group International, Series B                                                 3                 6(J)
  Washington Group International, Series C                                                 2                 4(J)
                                                                                                     ---------
Total Warrants (Identified Cost -- $310)                                                                   103
                                                                                                     ---------
Total Long-Term Securities (Identified Cost --$218,262)                                                218,248
--------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 1.3%

Repurchase Agreements -- 1.3%
Lehman Brothers, Inc.
  1.15%, dated 6/30/03, to be repurchased at $1,756 on 7/1/03 (Collateral:
  $1,770 Federal Home Loan Bank bonds, 5.27%, due 4/2/18, value $1,791)               $1,756             1,756
Merrill Lynch Government Securities, Inc.
  1.22%, dated 6/30/03, to be repurchased at $1,000 on 7/1/03 (Collateral:
  $2,395 Resolution Funding Corp. principal-only security, due 7/15/20, value
  $1,021)                                                                              1,000             1,000
                                                                                                     ---------
Total Short-Term Securities (Identified Cost -- $2,756)                                                  2,756
--------------------------------------------------------------------------------------------------------------
Total Investments -- 100.1% (Identified Cost -- $221,018)                                              221,004
Other Assets Less Liabilities -- (0.1)%                                                                   (165)
                                                                                                     ---------

NET ASSETS -- 100.0%                                                                                  $220,839
                                                                                                     =========

Semi-Annual Report to Shareholders

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued


--------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
      24,475 Primary Class shares outstanding                                                         $375,854
         580 Institutional Class shares outstanding                                                      5,390
Undistributed net investment income                                                                        807
Accumulated net realized gain/(loss) on investments, options and futures                              (161,198)
Unrealized appreciation/(depreciation) of investments, options and futures                                 (14)
                                                                                                     ---------

NET ASSETS                                                                                            $220,839
                                                                                                     =========

NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                          $8.81
                                                                                                     =========
  INSTITUTIONAL CLASS                                                                                    $8.82
                                                                                                     =========
--------------------------------------------------------------------------------------------------------------

(A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 18.4% of net assets.

(B) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(C) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D) Bond is in default at June 30, 2003.

(E) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(F) Private placement.

(G) Pay-in-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(H) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(I) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(J) Non-income producing.

(K) Convertible security -- Security may be converted into the issuer's common stock.

N.M. -- Not meaningful.

See notes to financial statements.

Statements of Operations

Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                                        Six Months Ended 6/30/03
                                                        ---------------------------------------------------------
                                                         U.S. Government    Investment Grade          High
                                                        Intermediate-Term        Income               Yield
                                                            Portfolio           Portfolio           Portfolio
-----------------------------------------------------------------------------------------------------------------
Investment Income:

Interest                                                     $ 7,070             $10,761             $ 8,659
Dividends                                                        120                  --                 224
                                                             -------             -------             -------
      Total income                                             7,190              10,761               8,883
                                                             -------             -------             -------

Expenses:

Management fee                                                 1,079               1,126                 622
Distribution and service fees(A)                                 957                 930                 468
Audit and legal fees                                              34                  37                  35
Custodian fee                                                    104                 121                  91
Directors' fees and expenses                                      11                  19                   6
Registration fees                                                 16                  22                  15
Reports to shareholders                                           16                  18                  23
Transfer agent and shareholder servicing expense:
    Primary Class                                                113                 150                  86
    Institutional Class                                            1                   1                   2
Other expenses                                                     7                   7                   6
                                                             -------             -------             -------
                                                               2,338               2,431               1,354
      Less fees waived                                          (402)               (562)                 --
                                                             -------             -------             -------
      Total expenses, net of waivers                           1,936               1,869               1,354
                                                             -------             -------             -------
NET INVESTMENT INCOME                                          5,254               8,892               7,529
                                                             -------             -------             -------

Net Realized and Unrealized Gain/(Loss) on
  Investments:

Realized gain/(loss) on:
      Investments                                             11,735               2,188                (854)
      Options                                                    149                  --                  --
      Futures                                                 (3,103)                924                  --
                                                             -------             -------             -------
                                                               8,781               3,112                (854)
                                                             -------             -------             -------
Change in unrealized appreciation/(depreciation) of
  investments, options and futures                            (5,364)             21,768              19,720
                                                             -------             -------             -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS         3,417              24,880              18,866
-----------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS               $ 8,671             $33,772             $26,395
-----------------------------------------------------------------------------------------------------------------

(A) See Note 1 to the financial statements.

N/A -- Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                           U.S. Government              Investment Grade                    High
                                          Intermediate-Term                  Income                         Yield
                                              Portfolio                     Portfolio                     Portfolio
                                     ---------------------------------------------------------------------------------------
                                     Six Months        Year        Six Months        Year        Six Months        Year
                                       Ended          Ended          Ended          Ended          Ended          Ended
                                      6/30/03        12/31/02       6/30/03        12/31/02       6/30/03        12/31/02
----------------------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                   (Unaudited)                   (Unaudited)
Change in Net Assets:

Net investment income                  $  5,254       $ 13,614       $  8,892       $ 15,507       $  7,529       $ 16,637

Net realized gain/(loss) on
  investments, options and futures        8,781          4,950          3,112          4,513           (854)       (35,418)

Change in unrealized appreciation/
  (depreciation) of investments,
  options and futures                    (5,364)         7,494         21,768          6,234         19,720          8,382
----------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from
  operations                              8,671         26,058         33,772         26,254         26,395        (10,399)

Distributions to shareholders:
  From net investment income:
      Primary Class                      (5,060)       (13,280)        (8,804)       (15,366)        (6,698)       (16,509)
      Institutional Class                  (154)          (374)           (88)          (142)          (159)          (204)

Change in net assets from Fund
  share transactions:
      Primary Class                       1,733         67,093         55,005         68,814         34,463        (10,226)
      Institutional Class                  (361)         1,963            952          1,317          1,959          1,672
----------------------------------------------------------------------------------------------------------------------------
Change in net assets                      4,829         81,460         80,837         80,877         55,960        (35,666)

Net Assets:

Beginning of period                     389,278        307,818        337,599        256,722        164,879        200,545
----------------------------------------------------------------------------------------------------------------------------
End of period                          $394,107       $389,278       $418,436       $337,599       $220,839       $164,879
----------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income    $    178       $      6       $     99       $     99       $    807       $    135
----------------------------------------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

Financial Highlights

Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for an Institutional Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                       Investment Operations
                                          ------------------------------------------------
                              Net Asset      Net          Net Realized and
                               Value,     Investment   Unrealized Gain/(Loss)   Total From
                              Beginning    Income/        on Investments,       Investment
                               of Year      (Loss)      Options and Futures     Operations
------------------------------------------------------------------------------------------
U.S. Government
  Intermediate-Term
  Portfolio
Six Months Ended
     June 30, 2003(A)          $10.70       $ .16(B)           $  .10             $ .26

Years Ended Dec. 31,

     2002                       10.32         .46(B)              .38               .84

     2001                       10.27         .58(B)              .05               .63

     2000                        9.92         .67(B)              .35              1.02

     1999                       10.51         .59(B)             (.59)               --

     1998                       10.40         .61(B)              .11               .72

Investment Grade Income
  Portfolio

Six Months Ended
     June 30, 2003(A)          $10.43       $ .26(E)           $  .69             $ .95

Years Ended Dec. 31,

     2002                       10.11         .59(E)              .31               .90

     2001                        9.97         .66(E)              .14               .80

     2000                        9.79         .71(E)              .19               .90

     1999                       10.52         .66(E)             (.70)             (.04)

     1998                       10.59         .66(E)              .12               .78

High Yield Portfolio
Six Months Ended
     June 30, 2003(A)          $ 7.96       $ .34              $  .82             $1.16
Years Ended Dec. 31,
     2002                        9.20         .78               (1.24)             (.46)
     2001                       10.18        1.01               (1.00)              .01
     2000                       14.97        1.41               (3.47)            (2.06)
Period From Mar. 8 to Dec. 31,
     1999                       15.98         .89                (.92)             (.03)
Period Ended Jan. 28,
     1999                       14.67         .08                 .72               .80
Period Ended Dec. 31,
     1998(F)                    16.85         .86               (1.98)            (1.12)
------------------------------------------------------------------------------------------

(A) Unaudited.

(B) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 0.68%; for the years ended December 31, 2002, 0.66%; 2001, 0.63%; 2000, 0.65%; 1999, 0.66%;
    and 1998, 0.65%.

(C) Not annualized.

(D) Annualized.

(E) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 0.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the six months ended June 30, 2003, 0.79%; for the years ended December 31, 2002, 0.78%; 2001, 0.74%; 2000, 0.79%; 1999, 0.77%;
    and 1998, 0.80%.

(F) For the period May 5, 1998 (commencement of operations) to December 31,
    1998.
See notes to financial statements.

Semi-Annual Report to Shareholders

                        Distributions
---------------------------------------------------------
                               From Net                     Net Asset
     From Net                  Realized                      Value,
    Investment   Tax Return     Gain on         Total        End of
      Income     of Capital   Investments   Distributions     Year
---------------------------------------------------------------------
      $ (.16)      $  --        $   --         $ (.16)       $10.80
        (.46)         --            --           (.46)        10.70
        (.58)         --            --           (.58)        10.32
        (.67)         --            --           (.67)        10.27
        (.59)         --            --           (.59)         9.92
        (.60)       (.01)           --           (.61)        10.51

      $ (.25)      $  --        $   --         $ (.25)       $11.13
        (.58)         --            --           (.58)        10.43
        (.66)         --            --           (.66)        10.11
        (.72)         --            --           (.72)         9.97
        (.66)         --          (.03)          (.69)         9.79
        (.66)         --          (.19)          (.85)        10.52

      $ (.30)      $  --        $   --         $ (.30)       $ 8.82
        (.78)         --            --           (.78)         7.96
        (.99)         --            --           (.99)         9.20
       (1.34)         --         (1.39)         (2.73)        10.18
        (.98)         --            --           (.98)        14.97
        (.04)         --            --           (.04)        15.43
       (1.05)         --          (.01)         (1.06)        14.67
---------------------------------------------------------------------

                          Ratios/Supplemental Data
-----------------------------------------------------------------------
               Expenses    Net Investment
              to Average   Income/(Loss)    Portfolio     Net Assets,
     Total       Net         to Average     Turnover      End of Year
     Return     Assets       Net Assets       Rate      (in thousands)
-----------------------------------------------------------------------
       2.53%(C)   .47%(B,D)     3.19%(B,D)     575%(D)      $9,200
       8.35%      .47%(B)       4.38%(B)       204%          9,485
       6.30%      .46%(B)       5.63%(B)       535%          7,221
      10.64%      .46%(B)       6.66%(B)       248%          6,723
        .04%      .47%(B)       5.84%(B)       979%          9,076
       7.16%      .46%(B)       5.85%(B)       356%          7,340

       9.51%(C)   .49%(E,D)     5.25%(E,D)      93%(D)      $4,006
       9.38%      .48%(E)       5.85%(E)       131%          2,836
       8.16%      .47%(E)       6.50%(E)       131%          1,424
       9.63%      .48%(E)       7.32%(E)        94%            839
       (.33)%     .46%(E)       6.59%(E)       145%            238
       7.57%      .45%(E)       6.24%(E)       279%            255

      14.97%(C)   .89%(D)       8.36%(D)       114%(D)      $5,118
      (5.00)%     .82%          9.63%           97%          2,704
       (.06)%     .97%         10.20%          130%          1,331
     (15.99)%    1.03%         10.98%           45%            673
       (.20)%(C)  .82%(D)       7.19%(D)        78%(D)         673
       5.47%(C)   .81%(D)       7.17%(D)       116%(D)          --
      (6.91)%(C)  .79%(D)       8.68%(D)       107%(D)          65
---

Notes to Financial Statements

Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Government Intermediate, Investment Grade and High Yield Portfolios offer two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors and management. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2003, $406 or 0.18% of the High Yield Portfolio's net assets were fair valued in accordance with the procedures adopted by the Board of Directors.

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  Legg Mason Fund Adviser, Inc. ("LMFA") has determined that the prices for several bonds in High Yield were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the annual total return as of December 31, 1998, would have been 0.54%.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2003, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                Receivable for              Payable for
                                Securities Sold         Securities Purchased
----------------------------------------------------------------------------
Government Intermediate             $   --                    $164,973
Investment Grade                     2,116                       2,658
High Yield                             605                       4,539

Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

  For the six months ended June 30, 2003, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate        $1,147,248         $     --         $1,055,716         $ 16,661
Investment Grade                  139,077          111,318            110,426           54,449
High Yield                          1,705          146,776              1,711          103,367

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the fund seeks to assert its rights. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At June 30, 2003, accrued dividends payable were as follows: Government Intermediate, $392; Investment Grade, $704; and High Yield, $0. There were no capital gain distributions payable at June 30, 2003.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America; income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

--------------------------------------------------------------------------------

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes for Government Intermediate, Investment Grade and High Yield at June 30, 2003, were:

Expiration               Government                   Investment               High
 Dec. 31,               Intermediate                    Grade                 Yield
--------------------------------------------------------------------------------------
   2003                    $  699                       $   --               $    --
   2007                     4,880                          403                    --
   2008                     4,924                        2,050                38,887
   2009                        --                           --                83,723
   2010                        --                           --                32,610

3. Financial Instruments:

Options and Futures

  As part of their investment programs, Government Intermediate, Investment Grade and High Yield may utilize options and futures. Options may be written
(sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

PURCHASED OPTION:                           IMPACT ON THE FUND:
The option expires                          Realize a loss in the amount of the cost of the option.
--------------------------------------------------------------------------------------------------------
The option is closed through a closing      Realize a gain or loss depending on whether the proceeds
sale transaction                            from the closing sale transaction are greater or less than the cost of the option.
--------------------------------------------------------------------------------------------------------
The Fund exercises a call option            The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
--------------------------------------------------------------------------------------------------------
The Fund exercises a put option             Realize a gain or loss from the sale of the underlying
                                            security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
--------------------------------------------------------------------------------------------------------

Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

WRITTEN OPTION:
                                            IMPACT ON THE FUND:
The option expires                          Realize a gain equal to the amount of the premium received.
--------------------------------------------------------------------------------------------------------
The option is closed through a closing      Realize a gain or loss without regard to any unrealized gain
purchase transaction                        or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium
                                            received when the option was written.
--------------------------------------------------------------------------------------------------------
A written call option is exercised by the   Realize a gain or loss from the sale of the underlying
option purchaser                            security. The proceeds of that sale will be increased by the premium originally received when the option was written.
--------------------------------------------------------------------------------------------------------
A written put option is exercised by the    The amount of the premium originally received will reduce
option purchaser                            the cost of the security that the Fund purchased when the
                                            option was exercised.
--------------------------------------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in call and put options during the period for Government Intermediate and Investment Grade was as follows:

                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
       Government Intermediate          Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002      50        $ 48         50        $ 40
Options written                             --          --        200          39
Options closed                              --          --       (150)        (27)
Options expired                            (50)        (48)      (100)        (52)
Options exercised                           --          --         --          --
-----------------------------------------------------------------------------------
Options outstanding, June 30, 2003          --        $ --         --        $ --
===================================================================================

                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
           Investment Grade             Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002        --     $  --         --        $ --
Options written                           17,480       107         --          --
Options closed                                --        --         --          --
Options expired                          (17,480)     (107)        --          --
Options exercised                             --        --         --          --
-----------------------------------------------------------------------------------
Options outstanding, June 30, 2003            --     $  --         --        $ --
===================================================================================

--------------------------------------------------------------------------------

  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at June 30, 2003, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

  At June 30, 2003, High Yield had no open forward currency exchange contracts.

4. Transactions With Affiliates:

  Each Fund has a management agreement with LMFA. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense limitations for Government Intermediate and Investment Grade are due to expire on April 30, 2004, or when net assets reach $500 million. High Yield has no expense

Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

limitation. The following chart shows annual rates of management fees, expense limits, management fees waived, and management fees payable for each Fund:

                                                     Six Months Ended   At June 30,
                                                      June 30, 2003        2003
                                                     ----------------   -----------
                                                        Management      Management
                          Management     Expense           Fees            Fees
         Fund                Fee        Limitation        Waived          Payable
-----------------------------------------------------------------------------------
Government Intermediate                                    $402            $109
  -- Primary                0.55%         1.00%
  -- Institutional          0.55%         0.50%
Investment Grade                                            562             110
  -- Primary                0.60%         1.00%
  -- Institutional          0.60%         0.50%
High Yield                                                   --             117
  -- Primary                0.65%         None
  -- Institutional          0.65%         None

  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 40% of the management fee received by LMFA for Investment Grade and 77% for High Yield. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                                         At June 30, 2003
                                                                     ------------------------
                                Distribution         Service         Distribution and Service
                                    Fee                Fee                 Fees Payable
---------------------------------------------------------------------------------------------
Government Intermediate            0.25%              0.25%                    $161
Investment Grade                   0.25%              0.25%                     171
High Yield                         0.25%              0.25%                      88

  LM Fund Services, Inc., a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the six months ended June 30, 2003: Government Intermediate, $33; Investment Grade, $37; and High Yield, $30.

  LMFA, the Adviser, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. Line of Credit:

  The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the federal funds rate plus the federal funds rate margin. For the six months ended June 30, 2003, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

6. Fund Share Transactions:

  At June 30, 2003, there were 1,000,000 shares authorized, in the aggregate, at $.001 par value for all active classes of each portfolio of the Corporation. Share transactions were as follows:

                                                          Reinvestment
                                          Sold          of Distributions
                                    -----------------   ----------------
                                    Shares    Amount    Shares   Amount
------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Six Months Ended June 30, 2003     7,315   $ 78,535     382    $ 4,109
  Year Ended Dec. 31, 2002          19,141    200,888   1,104     11,577
-- Institutional Class
  Six Months Ended June 30, 2003       273   $  2,945      13    $   139
  Year Ended Dec. 31, 2002             525      5,520      35        365

Investment Grade
-- Primary Class
  Six Months Ended June 30, 2003     9,254   $ 99,233     662    $ 7,124
  Year Ended Dec. 31, 2002          13,866    139,370   1,351     13,611
-- Institutional Class
  Six Months Ended June 30, 2003       162   $  1,753       7    $    80
  Year Ended Dec. 31, 2002             248      2,494      14        142

High Yield
-- Primary Class
  Six Months Ended June 30, 2003     7,397   $ 62,395     617    $ 5,192
  Year Ended Dec. 31, 2002           7,016     59,520   1,548     12,937
-- Institutional Class
  Six Months Ended June 30, 2003       591   $  4,951      18    $   157
  Year Ended Dec. 31, 2002             539      4,580      24        199

 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------

                                        Repurchased          Net Change
                                    -------------------   -----------------
                                    Shares     Amount     Shares    Amount
---------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Six Months Ended June 30, 2003     (7,534)  $ (80,911)     163   $  1,733
  Year Ended Dec. 31, 2002          (13,879)   (145,372)   6,366     67,093
-- Institutional Class
  Six Months Ended June 30, 2003       (320)  $  (3,445)     (34)  $   (361)
  Year Ended Dec. 31, 2002             (374)     (3,922)     186      1,963

Investment Grade
-- Primary Class
  Six Months Ended June 30, 2003     (4,780)  $ (51,352)   5,136   $ 55,005
  Year Ended Dec. 31, 2002           (8,370)    (84,167)   6,847     68,814
-- Institutional Class
  Six Months Ended June 30, 2003        (81)  $    (881)      88   $    952
  Year Ended Dec. 31, 2002             (131)     (1,319)     131      1,317

High Yield
-- Primary Class
  Six Months Ended June 30, 2003     (3,908)  $ (33,124)   4,106   $ 34,463
  Year Ended Dec. 31, 2002           (9,809)    (82,683)  (1,245)   (10,226)
-- Institutional Class
  Six Months Ended June 30, 2003       (369)  $  (3,149)     240   $  1,959
  Year Ended Dec. 31, 2002             (368)     (3,107)     195      1,672


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

               EQUITY FUNDS:                                   SPECIALTY FUNDS:
Value Trust                                   Balanced Trust
Special Investment Trust                      Financial Services Fund
American Leading Companies Trust              Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

               GLOBAL FUNDS:                                 TAXABLE BOND FUNDS:
Global Income Trust                           U.S. Government Intermediate-Term Portfolio
International Equity Trust                    Investment Grade Income Portfolio
Emerging Markets Trust                        High Yield Portfolio

            TAX-FREE BOND FUNDS:                             MONEY MARKET FUNDS:
Tax-Free Intermediate-Term Income Trust       U.S. Government Money Market Portfolio
Maryland Tax-Free Income Trust                Cash Reserve Trust
Pennsylvania Tax-Free Income Trust            Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.



                                                         [LEGG MASON FUNDS LOGO]

                               Investment Manager

                                   Legg Mason Fund Adviser, Inc.
                                   Baltimore, MD

                               Investment Adviser

                                   Western Asset Management Company
                                   Pasadena, CA

                               Board of Directors

                                   John F. Curley, Jr., Chairman
                                   Mark R. Fetting, President
                                   Richard G. Gilmore
                                   Arnold L. Lehman
                                   Robin J.W. Masters
                                   Dr. Jill E. McGovern
                                   Arthur S. Mehlman
                                   G. Peter O'Brien
                                   S. Ford Rowan

                               Transfer and Shareholder Servicing Agent

                                   Boston Financial Data Services
                                   Braintree, MA

                               Custodian

                                   State Street Bank & Trust Company
                                   Boston, MA

                               Counsel

                                   Kirkpatrick & Lockhart LLP
                                   Washington, DC

                               Independent Accountants

                                   PricewaterhouseCoopers LLP
                                   Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a current prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

8/03





Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

                  (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits

        (a) File the exhibits listed below as part of this Form.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

        (a)(2) A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth bolow:

        (ATTACHED)

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and
            Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
            Section 18 of the Exchange Act (15 U.S.C. 78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Income Trust, Inc.

By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: 8/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
    -------------------
Mark R. Fetting
President, Legg Mason Income Trust, Inc.

Date: 8/25/03



By: /s/ Marie K. Karpinski
    ----------------------
Marie K. Karpinski
Treasurer, Legg Mason Income Trust, Inc.

Date: 8/25/03